SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2022
SEGMENT INFORMATION [Abstract]
Reconciliation of Non-current Assets by Geographical Location
(a)	Reconciliation of non-current assets by geographical location
	2022	2021
	US$	US$
United States of America	3,819,215	1,044,369
	3,819,215	1,044,369